SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2023	2022
	(in thousands)
Cash and cash equivalents	$186,478	$309,793
Restricted cash	16,874	22,539
Restricted cash, non-current	19,189	4,744
Cash, cash equivalents and restricted cash	$222,541	$337,076

Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flow (in thousands):

	December 31,
	2023	2022
	(in thousands)
Cash and cash equivalents	$186,478	$309,793
Restricted cash	16,874	22,539
Restricted cash, non-current	19,189	4,744
Cash, cash equivalents and restricted cash	$222,541	$337,076

Property and Equipment, Net	Useful lives by asset category are as follows:

Computer and software	3 to 7 years
Equipment	3 to 7 years
Internal-Use Software	2 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and equipment, net, consist of the following as of December 31, 2023 and 2022 (in thousands):

	December 31,	December 31,
	2023	2022
Computer and software	$66,495	$37,517
Equipment	843	765
Leasehold improvements	949	922
Property and equipment, gross	68,287	39,204
Less: accumulated depreciation and amortization	(26,730)	(7,541)
Property and equipment, net	$41,557	$31,663